Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Deposits from advertising agencies and customers	9,775	9,609
Accrued professional fees	6,108	4,019
Advertising and promotion expenses payables and accruals	76	83
General operating expenses payables and accruals	30,315	25,039
Deposits from potential house buyers	6,889	5,569
Others	12,545	12,463
Total	65,708	56,782